DIVESTITURES (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 14, 2023 USD ($) $ / shares shares	Aug. 14, 2023 USD ($) shares	Dec. 07, 2022 CAD ($)	Mar. 29, 2023 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 07, 2022 USD ($) Share $ / shares	May 24, 2022 CAD ($) Share	May 24, 2022 USD ($) Share $ / shares
Disposal Groups Classified As Held For Sale [Line Items]
Write down on asset held-for-sale						$ 0	$ 7,229
La Guitarra Silver Mine [Member] | Sierra Madre Gold and Silver Ltd. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Total consideration				$ 33,200							$ 35,000
Carrying value of asset at the time of disposal				34,300
Working capital adjustment				200
Loss on disposition				$ (1,400)
Number of shares issued | Share										69,063,076	69,063,076
Deemed price per share | $ / shares											$ 0.51
Customary closing condition										$ 10.0	$ 7,700
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Total consideration	$ 13,300	$ 13,300							$ 33,500
Loss on disposition		$ (1,600)
Write down on asset held-for-sale					$ 7,200
Number of Subscription Receipts purchased | shares		18,009,000
Subscription receipts, per share price | $ / shares	$ 0.2
Common share purchase warrants | shares	9,004,500	9,004,500
Exercise price of common share purchase warrants | $ / shares	$ 0.34
Number of shares issued | Share									143,673,684
Deemed price per share | $ / shares									$ 0.16
Equity interests of acquirer									$ 20,000
Contingent consideration									13,500
Contingent consideration payable within 18 months									2,700
Equity securities to be purchased in the future									$ 2,700
Future equity financing			$ 7.2
Recoverable amount								$ 14,900
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Depletable mining interest [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Write down on asset held-for-sale					3,700
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Non-depletable mining interest [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Write down on asset held-for-sale					1,400
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Property, plant and equipment [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Write down on asset held-for-sale					2,100
La Parrilla Silver Mine [Member] | Golden Tag Resources Ltd. [Member] | Deferred tax liability [Member]
Disposal Groups Classified As Held For Sale [Line Items]
Write down on asset held-for-sale					$ 0